ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
ASSET RETIREMENT OBLIGATIONS
Schedule of changes to asset retirement obligation liabilities

	December 31,
	2011	2010
Asset retirement obligation at beginning of year	$24	$21
Accretion expense	2	1
Liabilities incurred	-	1
Liabilities assumed in connection with the consolidation of a variable interest entity	2	-
Liabilities settled	(1)	-
Foreign currency effect on reserve balance	(1)	1

Asset retirement obligation at end of year	$26	$24